SCHEDULE OF SEGMENT REPORTING (Details) - USD ($)		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
REVENUE		$ 12,258,451	$ 22,125,320	$ 7,682,583
Cost of goods sold		9,418,606	17,967,593	5,778,167
Gross profit		2,839,845	4,157,727	1,904,416
Depreciation and amortization		388,319	307,563	102,082
Capital expenditures		81,197	27,705	80,573
Loss from operations		(1,101,697)	(2,237,320)	(1,758,946)
Provision for income taxes
Segment loss		(1,117,586)	(2,218,062)	(1,755,042)
Segment assets	$ 37,462,877	28,290,040	37,462,877	3,243,948
Segment loss	(2,200,000)	(1,081,946)	(2,218,062)	(1,755,042)	$ (1,100,000)
Clean Food Platform [Member]
Segment Reporting Information [Line Items]
REVENUE		12,145,531	22,096,730	7,666,506
Cost of goods sold		9,343,635	17,967,581	5,762,301
Gross profit		2,801,896	4,129,149	1,904,205
Depreciation and amortization		237,366	200,921	70,798
Capital expenditures		49,772	5,063	43,784
Loss from operations		(693,466)	(1,841,174)	(1,268,097)
Provision for income taxes
Segment loss		(712,163)
Segment assets	10,853,114	1,891,075	10,853,114	2,482,450
Segment loss			(1,822,536)	(1,265,334)
Restaurant [Member]
Segment Reporting Information [Line Items]
REVENUE		100,945	28,590	16,077
Cost of goods sold		74,949	12	15,866
Gross profit		25,996	28,578	211
Depreciation and amortization		124,215	106,540	31,283
Capital expenditures		2,912	18,766	36,789
Loss from operations		(259,274)	(134,053)	(205,405)
Provision for income taxes
Segment loss		(256,503)
Segment assets	443,595	123,940	443,595	451,221
Segment loss			(133,433)	(204,264)
Other Segments [Member]
Segment Reporting Information [Line Items]
REVENUE		11,975
Cost of goods sold		22
Gross profit		11,953
Depreciation and amortization		26,738	102
Capital expenditures		28,513	3,876
Loss from operations		(148,957)	(262,093)	(285,444)
Provision for income taxes
Segment loss		(148,920)
Segment assets	$ 26,166,168	$ 26,275,025	26,166,168	310,277
Segment loss			$ (262,093)	$ (285,444)